DESCRIPTION OF THE PLAN - Narrative (Details) - EBP 001	12 Months Ended
Dec. 31, 2025 USD ($) loan yr
EBP, Description of Plan [Line Items]
Requisite service period	1 month
Minimum age to participate | yr	18
Maximum annual compensation to total compensation, percentage	75.00%
Participant contribution, automatic, deferral rate	6.00%
Participant contribution, maximum allocation, deferral rate	25.00%
Employer contribution, matching percentage	100.00%
Employer contribution, participant compensation matched, percentage	1.00%
Employer contribution, elective deferrals, matching percentage	50.00%
Note receivable from participant, account, minimum borrowing, amount	$ 1,000
Note receivable from participant, account, maximum borrowing, number of loans | loan	3
Note receivable from participant, account, maximum borrowing, amount	$ 50,000
Note receivable from participant, account, maximum borrowing, to total account, percentage	50.00%
Note receivable from participant, borrowing term	5 years
Note receivable from participant, account, primary residence, borrowing term	30 years
Involuntary cash-out limit	$ 7,000
Employer matching contributions	172,468
Administrative expenses	42,087
Accrued expense	$ 218,116
Minimum
EBP, Description of Plan [Line Items]
Employer contribution, participant compensation matched, elective deferrals, percentage	1.00%
Asset held for investment, participant loan, interest rate	4.25%
Maximum
EBP, Description of Plan [Line Items]
Employer contribution, participant compensation matched, elective deferrals, percentage	6.00%
Asset held for investment, participant loan, interest rate	9.50%
EBP, Employer Matching Contribution
EBP, Description of Plan [Line Items]
Employer contribution vesting service period	2 years
EBP, Non-Elective Employer Contributions
EBP, Description of Plan [Line Items]
Employer contribution vesting service period	4 years
Employer contribution vesting percentage	25.00%